NOTES PAYABLE AND OTHER FINANCING AGREEMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes to Financial Statements
Notes payable

Notes payable and other financing consists of:

	March 31, 2019	December 31, 2018
Short Term:
Loan Agreements	$1,208,136	$1,178,670
Financing Agreement	1,394,530	1,360,516
Promissory Notes	1,377,274	1,343,682
	$3,979,940	$3,882,868

Long Term:
Convertible Promissory Notes	$300,000	$300,000
	$300,000	$300,000

Notes payable and other financing consists of:

	As of December 31,
	2018	2017
Short Term:
Loan Agreements	$1,178,670	$1,161,360
Financing Agreement	1,360,516	1,360,516
Promissory Notes	1,343,682	1,343,682
	$3,882,868	$3,865,558
Long Term:
Convertible Promissory Notes	$300,000	$2,940,000
Debt Discount	—	(162,659)
	$300,000	$2,777,341